Accounts payable, accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2023 and 2022:

	As of December 31,
	2023		2022
Deferred revenue	$827,525	(a)	$547,662
Accounts payable and accrued expenses	444,042		475,166
Accrued interest	348,568		336,910
Operating lease liabilities (Note 17)	92,083		135,215
Derivative liabilities (Note 12)	80,840		—
	$1,793,058		$1,494,953

(a)In September 2023, deferred revenue increased by $124 million due to the Azul Restructuring. Refer to Note 11—Other assets for further details.